Other Intangible Assets - Summary of Other Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	£ 29,824	£ 30,955
Charge for the year	(1,182)	(1,137)
Impairment losses	(415)	(257)
Ending Balance	30,079	29,824
Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	18,368	19,620
Ending Balance	18,418	18,368
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	41,838	42,007
Exchange adjustments	(157)	(82)
Capitalised development costs	346	313
Capitalised borrowing costs		2
Other additions	1,594	734
Disposals and asset write-offs	(1,156)	(280)
Transfer to assets held for sale	(50)	(885)
Reclassifications	74	29
Ending Balance	42,489	41,838
Cost [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	18,613	19,894
Exchange adjustments	65	(74)
Transfer to assets held for sale	(43)	(635)
Reclassifications	(9)	(572)
Ending Balance	18,626	18,613
Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(9,254)	(8,416)
Exchange adjustments	65	25
Charge for the year	(1,181)	(1,137)
Disposals and asset write-offs	737	229
Transfer to assets held for sale	2	45
Ending Balance	(9,631)	(9,254)
Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,760)	(2,636)
Exchange adjustments	5	40
Impairment losses	(455)	(295)
Reversal of impairments	39	38
Disposals and asset write-offs	392	38
Transfer to assets held for sale		55
Ending Balance	(2,779)	(2,760)
Impairment [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(245)	(274)
Exchange adjustments		1
Impairment losses		(11)
Reversal of impairments	37
Reclassifications		39
Ending Balance	(208)	(245)
Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(12,014)
Ending Balance	(12,410)	(12,014)
Depreciation, amortisation, and impairment [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(245)
Ending Balance	(208)	(245)
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,053	1,058
Ending Balance	964	1,053
Computer software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,403	2,397
Exchange adjustments	(15)	(1)
Capitalised borrowing costs		2
Other additions	184	240
Disposals and asset write-offs	(221)	(260)
Transfer to assets held for sale	(1)	(4)
Reclassifications	74	29
Ending Balance	2,424	2,403
Computer software [member] | Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,322)	(1,302)
Exchange adjustments	13	(3)
Charge for the year	(225)	(241)
Disposals and asset write-offs	165	221
Transfer to assets held for sale		3
Ending Balance	(1,369)	(1,322)
Computer software [member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(28)	(37)
Impairment losses	(93)	(29)
Disposals and asset write-offs	30	38
Ending Balance	(91)	(28)
Computer software [member] | Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,350)
Ending Balance	(1,460)	(1,350)
Licences And Franchises Amortised Brands [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	10,403	10,277
Ending Balance	10,697	10,403
Licences And Franchises Amortised Brands [Member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	20,822	19,716
Exchange adjustments	(207)	(7)
Capitalised development costs	346	313
Other additions	1,410	494
Disposals and asset write-offs	(935)	(20)
Transfer to assets held for sale	(6)	(246)
Reclassifications	9	572
Ending Balance	21,439	20,822
Licences And Franchises Amortised Brands [Member] | Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(7,932)	(7,114)
Exchange adjustments	52	28
Charge for the year	(956)	(896)
Disposals and asset write-offs	572	8
Transfer to assets held for sale	2	42
Ending Balance	(8,262)	(7,932)
Licences And Franchises Amortised Brands [Member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,487)	(2,325)
Exchange adjustments	5	39
Impairment losses	(362)	(255)
Reversal of impairments	2	38
Disposals and asset write-offs	362
Transfer to assets held for sale		55
Reclassifications		(39)
Ending Balance	(2,480)	(2,487)
Licences And Franchises Amortised Brands [Member] | Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(10,419)
Ending Balance	£ (10,742)	£ (10,419)